CONTRACT BALANCES (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Customer deposits	$ 283,869	$ 316,394
Customer deposits – related parties	4,800,384	0
Deferred Revenue	$ 5,084,253	$ 316,394